Financing (Components Of Debt) (Table) (Details) € in Millions, SFr in Millions, $ in Millions, ¥ in Billions	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 JPY (¥)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2001 USD ($)
Debt Instrument [Line Items]
Total debt		$ 11,950.3				$ 12,269.0				$ 12,870.4
Less: currently payable		2,221.0				2,594.8				845.2
Long-term debt, excluding current maturities		9,729.3				9,674.2				12,025.2
Commercial paper
Debt Instrument [Line Items]
Total debt		4,000.0				4,000.0
US Dollar-denominated commercial paper | Commercial paper
Debt Instrument [Line Items]
Total debt		2,268.4				2,733.5				920.0
Euro denominated commercial paper | Commercial paper
Debt Instrument [Line Items]
Total debt		3,167.9	€ 3,000.0			3,127.6	€ 3,000.0			3,096.9	€ 2,800.0
2.3% senior unsecured notes due 2016 | Senior notes
Debt Instrument [Line Items]
Total debt						$ 0.0				500.0
Interest rate of debt instrument					2.30%	2.30%	2.30%	2.30%
Debt instrument, face amount									$ 500.0
4.0% unsecured bonds due 2016 | Bonds
Debt Instrument [Line Items]
Total debt						$ 0.0				122.6
Interest rate of debt instrument					4.00%	4.00%	4.00%	4.00%
Debt instrument, face amount | SFr					SFr 120.0
Floating rate senior unsecured notes due 2017 | Senior notes
Debt Instrument [Line Items]
Total debt		533.3				$ 526.0				544.8
Debt instrument, face amount | €			€ 500.0				€ 500.0
0.0% unsecured bonds due 2017 | Bonds
Debt Instrument [Line Items]
Total debt		$ 99.6				$ 98.0				99.7
Interest rate of debt instrument	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Debt instrument, face amount | SFr	SFr 100.0				SFr 100.0
5.625% senior unsecured notes due 2018 | Senior notes
Debt Instrument [Line Items]
Total debt						$ 0.0				500.0
Interest rate of debt instrument					5.625%	5.625%	5.625%	5.625%
1.65% senior unsecured notes due 2018 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 498.4				$ 498.1				497.1
Interest rate of debt instrument	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
5.4% senior unsecured notes due 2019 | Senior notes
Debt Instrument [Line Items]
Total debt						$ 0.0				750.0
Interest rate of debt instrument					5.40%	5.40%	5.40%	5.40%
1.0% senior unsecured notes due 2019 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 637.5				$ 628.6				651.0
Interest rate of debt instrument	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Debt instrument, face amount | €			€ 600.0				€ 600.0
2.4% senior unsecured notes due 2020 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 497.0				$ 496.8				495.9
Interest rate of debt instrument	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
5.0% senior unsecured notes due 2020 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 402.5				$ 402.6				410.7
Interest rate of debt instrument	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Zero-coupon LYONS due 2021 | Convertible debt
Debt Instrument [Line Items]
Total debt		$ 68.5				$ 68.1				72.6
Interest rate of debt instrument	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%				2.375%
Debt instrument, face amount												$ 830.0
0.352% senior unsecured notes due 2021 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 268.5				$ 255.6		¥ 30.0		0.0
Interest rate of debt instrument	0.352%	0.352%	0.352%	0.352%	0.352%	0.352%	0.352%	0.352%
Debt instrument, face amount | ¥				¥ 30.0				¥ 30.0
3.9% senior unsecured notes due 2021 | Senior notes
Debt Instrument [Line Items]
Total debt						$ 0.0				600.0
Interest rate of debt instrument					3.90%	3.90%	3.90%	3.90%
1.7% senior unsecured notes due 2022 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 848.0				$ 836.5				866.8
Interest rate of debt instrument	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Debt instrument, face amount | €			€ 800.0				€ 800.0
0.5% unsecured bonds due 2023 | Bonds
Debt Instrument [Line Items]
Total debt		$ 541.0				$ 532.3				541.6
Interest rate of debt instrument	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Debt instrument, face amount | SFr	SFr 540.0				SFr 540.0
2.5% senior unsecured notes due 2025 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 848.4				$ 836.8				867.9
Interest rate of debt instrument	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Debt instrument, face amount | €			€ 800.0				€ 800.0
3.35% senior unsecured notes due 2025 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 495.9				$ 495.8				495.3
Interest rate of debt instrument	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%	3.35%
1.125% unsecured bonds due 2028 | Bonds
Debt Instrument [Line Items]
Total debt		$ 110.6				$ 108.8				110.7
Interest rate of debt instrument	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%	1.125%
Debt instrument, face amount | SFr	SFr 110.0				SFr 110.0
4.375% senior unsecured notes due 2045 | Senior notes
Debt Instrument [Line Items]
Total debt		$ 499.3				$ 499.3				499.3
Interest rate of debt instrument	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Other
Debt Instrument [Line Items]
Total debt		$ 165.5				$ 124.6				$ 227.5